Non-current financial assets - Schedule of Changes in Non-current Financial Assets (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
Security deposits paid
Non-current financial assets at beginning of period	€ 434
Additions	0
Decreases	0
Reclassification	0
Currency translation adjustments	0
Non-current financial assets at end of period	434
Rights Placed in Trust
Security deposits paid
Non-current financial assets at beginning of period	24
Additions	0
Decreases	0
Reclassification	0
Currency translation adjustments	0
Non-current financial assets at end of period	24
Security deposits paid
Security deposits paid
Non-current financial assets at beginning of period	409
Additions	0
Decreases	0
Reclassification	0
Currency translation adjustments	0
Non-current financial assets at end of period	€ 409